iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Huntington Ingalls Industries, Inc. .............. 28 $ 6,155
L3Harris Technologies, Inc. .................. 73 13,097
RTX Corp. ............................. 413 33,614
52,866
a
Air Freight & Logistics  —  1 .8%
CH Robinson Worldwide, Inc. ................ 590 48,280
Expeditors International of Washington, Inc. ....... 782 85,434
United Parcel Service, Inc. , Class B ............ 194 27,402
161,116
a
Beverages  —  2 .1%
Coca-Cola Co. (The) ...................... 892 50,389
Keurig Dr Pepper, Inc. ..................... 566 17,167
PepsiCo, Inc. ........................... 733 119,684
187,240
a
Biotechnology  —  6 .5%
Amgen, Inc. ............................ 486 124,270
Gilead Sciences, Inc. ...................... 1,671 131,240
Incyte Corp.
(a)
........................... 417 22,489
Regeneron Pharmaceuticals, Inc.
(a)
............. 146 113,864
Seagen, Inc.
(a)
........................... 202 42,988
Vertex Pharmaceuticals, Inc.
(a)
................ 411 148,827
583,678
a
Building Products  —  1 .8%
Johnson Controls International PLC ............ 1,962 96,177
Trane Technologies PLC .................... 337 64,135
160,312
a
Capital Markets  —  3 .1%
Cboe Global Markets, Inc. ................... 523 85,715
CME Group, Inc. , Class A ................... 215 45,894
Intercontinental Exchange, Inc. ............... 526 56,513
MarketAxess Holdings, Inc. .................. 27 5,771
S&P Global, Inc. ......................... 240 83,834
277,727
a
Chemicals  —  0 .3%
Ecolab, Inc. ............................ 125 20,968
Linde PLC ............................. 27 10,318
31,286
a
Commercial Services & Supplies  —  1 .7%
Republic Services, Inc. ..................... 94 13,958
Rollins, Inc. ............................. 147 5,529
Veralto Corp.
(a)
.......................... 17 1,173
Waste Management, Inc. .................... 823 135,243
155,903
a
Communications Equipment  —  3 .5%
Cisco Systems, Inc. ....................... 2,862 149,196
Juniper Networks, Inc. ..................... 1,228 33,058
Motorola Solutions, Inc. .................... 473 131,711
313,965
a
Consumer Staples Distribution & Retail  —  1 .1%
Kroger Co. (The) ......................... 2,122 96,275
a
Containers & Packaging  —  0 .7%
Amcor PLC ............................. 7,522 66,871
a
Security Shares Value
a
Distributors  —  0 .7%
LKQ Corp. ............................. 895 $ 39,308
Pool Corp. ............................. 63 19,894
59,202
a
Diversified Telecommunication Services  —  1 .8%
AT&T, Inc. .............................. 2,006 30,892
Verizon Communications, Inc. ................ 3,690 129,630
160,522
a
Electric Utilities  —  2 .6%
Eversource Energy ....................... 1,754 94,348
Exelon Corp. ............................ 1,100 42,834
NextEra Energy, Inc. ...................... 1,680 97,944
235,126
a
Electronic Equipment, Instruments & Components  —  1 .1%
Arrow Electronics, Inc.
(a)
.................... 191 21,661
Keysight Technologies, Inc.
(a)
................. 616 75,183
96,844
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 892 110,421
a
Financial Services  —  2 .7%
Fiserv, Inc.
(a)
............................ 178 20,247
Jack Henry & Associates, Inc. ................ 344 48,501
Mastercard, Inc. , Class A .................... 211 79,410
Visa, Inc. , Class A ........................ 410 96,391
244,549
a
Food Products  —  3 .4%
Campbell Soup Co. ....................... 986 39,844
General Mills, Inc. ........................ 1,604 104,645
Hormel Foods Corp. ....................... 1,462 47,588
J M Smucker Co. (The) ..................... 126 14,344
Kellanova .............................. 1,388 70,053
McCormick & Co., Inc. , NVS ................. 429 27,413
303,887
a
Ground Transportation  —  0 .4%
Old Dominion Freight Line, Inc. ............... 106 39,926
a
Health Care Equipment & Supplies  —  0 .9%
Abbott Laboratories ....................... 46 4,349
Becton Dickinson & Co. .................... 113 28,564
Hologic, Inc.
(a)
........................... 739 48,900
81,813
a
Health Care Providers & Services  —  5 .1%
Cardinal Health, Inc. ....................... 530 48,230
Cencora, Inc. ........................... 121 22,403
Cigna Group (The) ........................ 74 22,881
Elevance Health, Inc. ...................... 145 65,263
Humana, Inc. ........................... 20 10,474
McKesson Corp. ......................... 172 78,322
Quest Diagnostics, Inc. ..................... 566 73,636
UnitedHealth Group, Inc. .................... 264 141,388
462,597
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 370 30,936
a
Hotels, Restaurants & Leisure  —  1 .0%
Domino's Pizza, Inc. ....................... 78 26,441
McDonald's Corp. ........................ 105 27,528

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ........................ 335 $ 40,488
94,457
a
Household Products  —  3 .9%
Church & Dwight Co., Inc. ................... 160 14,550
Clorox Co. (The) ......................... 417 49,081
Colgate-Palmolive Co. ..................... 1,707 128,230
Kimberly-Clark Corp. ...................... 461 55,154
Procter & Gamble Co. (The) ................. 705 105,771
352,786
a
Industrial Conglomerates  —  1 .5%
3M Co. ................................ 789 71,759
Honeywell International, Inc. ................. 342 62,675
134,434
a
Insurance  —  3 .4%
Aon PLC , Class A ........................ 18 5,569
Arthur J Gallagher & Co. .................... 101 23,785
Marsh & McLennan Companies, Inc. ............ 779 147,737
Progressive Corp. (The) .................... 464 73,354
Travelers Companies, Inc. (The) ............... 271 45,376
Willis Towers Watson PLC ................... 61 14,389
310,210
a
IT Services  —  4 .6%
Accenture PLC , Class A .................... 425 126,264
Akamai Technologies, Inc.
(a)
.................. 374 38,645
Cognizant Technology Solutions Corp. , Class A ..... 438 28,238
Gartner, Inc.
(a)
........................... 33 10,957
GoDaddy, Inc. , Class A
(a)
.................... 112 8,202
International Business Machines Corp. .......... 1,105 159,827
VeriSign, Inc.
(a)
.......................... 206 41,130
413,263
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 667 30,115
a
Life Sciences Tools & Services  —  0 .4%
Agilent Technologies, Inc. ................... 79 8,166
Danaher Corp. .......................... 54 10,369
Waters Corp.
(a)
.......................... 67 15,982
34,517
a
Machinery  —  0 .8%
Otis Worldwide Corp. ...................... 230 17,759
Xylem, Inc. ............................. 619 57,901
75,660
a
Media  —  0 .1%
Comcast Corp. , Class A .................... 230 9,497
a
Metals & Mining  —  1 .3%
Newmont Corp. .......................... 3,096 116,007
a
Multi-Utilities  —  3 .6%
CMS Energy Corp. ........................ 147 7,988
Consolidated Edison, Inc. ................... 1,477 129,666
Public Service Enterprise Group, Inc. ........... 2,283 140,747
Sempra ............................... 647 45,309
323,710
a
Oil, Gas & Consumable Fuels  —  3 .7%
Cheniere Energy, Inc. ...................... 609 101,350
Chevron Corp. ........................... 54 7,869
Hess Corp. ............................. 169 24,404
Marathon Petroleum Corp. .................. 399 60,349
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. ............................ 1,617 $ 105,428
Phillips 66 .............................. 280 31,940
Valero Energy Corp. ....................... 42 5,334
336,674
a
Pharmaceuticals  —  6 .6%
Bristol-Myers Squibb Co. .................... 1,845 95,073
Eli Lilly & Co. ........................... 284 157,316
Johnson & Johnson ....................... 722 107,101
Merck & Co., Inc. ......................... 1,217 124,986
Pfizer, Inc. ............................. 243 7,426
Zoetis, Inc. , Class A ....................... 653 102,521
594,423
a
Professional Services  —  2 .0%
Automatic Data Processing, Inc. ............... 546 119,148
Booz Allen Hamilton Holding Corp. , Class A ....... 212 25,425
Broadridge Financial Solutions, Inc. ............ 157 26,790
Leidos Holdings, Inc. ...................... 79 7,831
179,194
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 437 30,302
a
Semiconductors & Semiconductor Equipment  —  1 .8%
Intel Corp. ............................. 370 13,505
NXP Semiconductors NV ................... 161 27,761
Texas Instruments, Inc. ..................... 826 117,301
158,567
a
Software  —  10 .7%
Adobe, Inc.
(a)
............................ 235 125,034
Autodesk, Inc.
(a) (b)
......................... 84 16,601
Cadence Design Systems, Inc.
(a)
.............. 419 100,497
Gen Digital, Inc. .......................... 2,912 48,514
Intuit, Inc. .............................. 32 15,838
Microsoft Corp. .......................... 442 149,445
Oracle Corp. ............................ 714 73,828
PTC, Inc.
(a)
............................. 446 62,627
Roper Technologies, Inc. .................... 307 149,991
Salesforce, Inc.
(a)
......................... 260 52,216
ServiceNow, Inc.
(a)
........................ 17 9,891
VMware, Inc. , Class A
(a)
.................... 1,118 162,837
967,319
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 207 36,885
Equinix, Inc. ............................ 92 67,127
104,012
a
Specialty Retail  —  2 .9%
AutoZone, Inc.
(a)
......................... 15 37,157
Best Buy Co., Inc. ........................ 90 6,014
Home Depot, Inc. (The) .................... 388 110,460
Lowe's Companies, Inc. .................... 388 73,941
Tractor Supply Co. ........................ 104 20,026
Ulta Beauty, Inc.
(a)
........................ 47 17,921
265,519
a
Technology Hardware, Storage & Peripherals  —  1 .6%
Apple, Inc. ............................. 259 44,230
Hewlett Packard Enterprise Co. ............... 6,424 98,801
143,031
a
Trading Companies & Distributors  —  3 .3%
Fastenal Co. ............................ 108 6,301
Ferguson PLC ........................... 946 142,089

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 206 $ 150,345
298,735
a
Water Utilities  —  0 .8%
American Water Works Co., Inc. ............... 583 68,590
a
Wireless Telecommunication Services  —  0 .6%
T-Mobile U.S., Inc.
(a)
....................... 356 51,214
a
Total Long-Term Investments — 99.7%
(Cost: $ 9,423,231 ) .................................. 9,005,298
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 15,325 $ 15,331
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 12,730 12,730
a
Total Short-Term Securities — 0.3%
(Cost: $ 28,061 ) .................................... 28,061
Total Investments — 100.0%
(Cost: $ 9,451,292 ) .................................. 9,033,359
Liabilities in Excess of Other Assets — 0 .0% ................ (3,517)
Net Assets — 100.0% ................................. $ 9,029,842
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 106,858  $ —  $ (91,530)
(a)
$ 3  $ —  $ 15,331  15,325  $ 181
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 12,074  656
(a)
—  —  —  12,730  12,730  278  —
$ 3  $ —
$ 28,061
$ 459  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
ESG MSCI USA Min Vol Factor ETF
4
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,005,298 $ — $ — $ 9,005,298
Short-Term Securities
Money Market Funds ...................................... 28,061 — — 28,061
$ 9,033,359 $ — $ — $ 9,033,359
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)